UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® California Limited Term
Tax-Free Bond Fund

May 31, 2015

1.832123.109

CSI-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.1%
	Principal Amount	Value
California - 95.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Sharp HealthCare Proj.):
Series 2011 A:
5% 8/1/17	$ 5,065,000	$ 5,503,832
5% 8/1/18	2,645,000	2,939,256
5% 8/1/22	1,655,000	1,920,594
Series 2012 A:
4% 8/1/21	1,200,000	1,328,904
5% 8/1/19	1,200,000	1,363,068
Series 2007 A, 5% 12/1/37 (Pre-Refunded to 12/1/17 @ 100)	3,350,000	3,684,531
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/18 (AMBAC Insured)	8,145,000	7,481,427
Series 2013 A:
5% 10/1/19	1,000,000	1,147,470
5% 10/1/20	1,730,000	2,024,394
5% 10/1/21	2,725,000	3,222,776
Alameda County Wtr. District Rev.:
2.5% 6/1/15	895,000	895,000
2.5% 6/1/16	1,070,000	1,093,572
3% 6/1/15	525,000	525,000
3% 6/1/16	525,000	539,170
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	394,239
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	439,671
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	523,015
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
1.5%, tender 4/2/18 (b)	1,000,000	1,006,860
1.875%, tender 4/1/19 (b)	16,250,000	16,388,775
Series 2014 E, 2% 4/1/34	3,000,000	3,018,150
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L:
5% 5/1/21	1,890,000	2,196,199
5% 5/1/21 (Pre-Refunded to 5/1/20 @ 100)	3,110,000	3,650,860
Series 2011 N, 5% 5/1/19	5,000,000	5,709,350
5% 5/1/22	7,000,000	8,404,130
California Econ. Recovery:
Series 2009 A:
5% 7/1/18	415,000	464,916
5% 7/1/18 (Escrowed to Maturity)	1,490,000	1,669,217
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery: - continued
Series 2009 A: - continued
5% 7/1/19 (Escrowed to Maturity)	$ 7,300,000	$ 8,391,204
5% 7/1/22	5,000,000	5,248,200
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	2,705,000	3,136,177
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	1,595,000	1,849,243
Series 2009 B, 5% 7/1/20 (Pre-Refunded to 7/1/19 @ 100)	3,115,000	3,580,630
California Edl. Facilities Auth. Rev.:
(Santa Clara Univ. Proj.) Series 2008, 5% 4/1/16	400,000	415,496
Series U5, 5% 5/1/21	8,000,000	9,533,200
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
3% 9/1/15	450,000	453,110
4% 9/1/18	255,000	276,206
5% 9/1/16	300,000	317,034
5% 9/1/17	400,000	435,416
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (b)	7,000,000	7,436,450
Series 2015, 5% 3/1/24	10,000,000	12,109,700
4% 5/1/23	2,440,000	2,759,152
5% 12/1/15	15,000,000	15,360,150
5% 9/1/21	6,080,000	7,204,374
5% 9/1/21	2,000,000	2,369,860
5% 2/1/22	3,850,000	4,569,488
5.25% 9/1/22	12,390,000	15,027,583
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	355,000	356,385
(Children's Hosp. of Orange County Proj.) Series 2012 A:
3% 11/15/16	1,000,000	1,014,500
4% 11/15/17	1,000,000	1,047,580
5% 11/15/21	1,450,000	1,655,407
(Scripps Health Sys. Proj.) Series 2008 A, 5% 10/1/15	1,000,000	1,015,650
(Scripps Memorial Hosp. Proj.) Series A, 5% 10/1/16	500,000	529,665
(Sutter Health Proj.):
Series 2008 A:
5% 8/15/15	1,440,000	1,453,810
5.5% 8/15/16	1,900,000	2,015,159
Series 2011 B, 4% 8/15/17	1,000,000	1,069,910
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 1.9%, tender 7/1/17 (b)	$ 3,000,000	$ 3,036,180
Series 2011 A, 5% 3/1/19	5,010,000	5,675,428
Series 2011 D:
5% 8/15/19	1,500,000	1,722,795
5% 8/15/20	1,460,000	1,709,879
Series 2011:
5% 8/15/19	2,000,000	2,307,680
5% 8/15/20	2,000,000	2,346,680
Series 2014 A:
5% 10/1/19	1,250,000	1,436,038
5% 10/1/20	1,200,000	1,404,864
5% 10/1/21	500,000	591,335
5% 10/1/22	1,650,000	1,975,842
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/16	1,530,000	1,591,552
5% 7/1/18	1,645,000	1,812,823
5% 7/1/20	875,000	996,144
Series 2010 A. 5% 7/1/22	1,850,000	2,074,868
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 1.125%, tender 2/1/17 (b)	5,000,000	5,001,200
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.33%, tender 7/1/15 (b)	12,000,000	11,999,760
California Pub. Works Board Lease Rev.:
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	2,985,000	3,070,759
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/21	7,000,000	8,223,950
(Dept. of Corrections & Rehab. Proj.) Series 2006 F, 5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,647,263
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19	8,100,000	8,878,977
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15 (Escrowed to Maturity)	260,000	260,000
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,172,040
(Univ. Proj.) Series 2012 D:
4% 9/1/21	1,000,000	1,129,370
4% 9/1/22	1,000,000	1,130,630
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Univ. Proj.) Series 2012 D: - continued
4% 9/1/23	$ 1,000,000	$ 1,129,190
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	2,900,000	3,192,030
Series 2011 A, 5% 10/1/21	4,230,000	4,988,904
Series 2012 A, 5% 4/1/20	1,800,000	2,081,394
Series 2012 G, 5% 11/1/21	1,500,000	1,771,455
Series 2014 H, 5% 12/1/18	5,000,000	5,628,200
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	2,700,000	3,105,432
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,475,620
Series 2009 A, 5% 4/1/19	1,000,000	1,133,300
Series 2009 J, 5% 11/1/17	2,700,000	2,964,114
Series 2014 B:
5% 10/1/21	1,000,000	1,179,410
5% 10/1/22	1,225,000	1,463,238
Series 2014 C:
5% 10/1/21	1,355,000	1,598,101
5% 10/1/22	1,000,000	1,194,480
Series 2014 G, 5% 1/1/18	5,000,000	5,496,900
5% 9/1/20	3,500,000	4,079,005
California State Univ. Rev. Series 2009 A:
5% 11/1/15	1,000,000	1,019,920
5% 11/1/16	1,485,000	1,579,713
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds Series 2006 C, 4.25%, tender 11/1/16 (FGIC Insured) (b)	540,000	566,870
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010:
5% 11/1/16	500,000	531,815
5% 11/1/18	500,000	560,455
(Enloe Health Sys. Proj.) Series 2008 B, 5% 8/15/15	60,000	60,563
(John Muir Health Proj.):
Series 2006 A, 5% 8/15/18	3,250,000	3,419,910
Series 2009 A, 5% 7/1/15	1,900,000	1,907,220
2.1% 10/1/19	2,200,000	2,201,320
2.4% 10/1/20	1,250,000	1,250,525
4% 6/1/15	325,000	325,000
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Calleguas-Las Virgenes Pub. Fing. Auth. Sanitation Sys. Rev. (Las Virgenes Muni. Wtr. District Proj.) Series 2009, 5% 11/1/15	$ 1,000,000	$ 1,019,920
Central Contra Costa San. District Wastewtr. Rev. Ctfs. of Prtn. Series B, 4% 9/1/16	1,125,000	1,174,928
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5% 7/1/16	1,150,000	1,204,913
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2010 A, 4% 8/1/16	3,730,000	3,887,593
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.491%, tender 12/12/15 (b)	7,000,000	7,000,770
Corona-Norco Unified School District Series 2013 A:
5% 9/1/19	1,225,000	1,381,788
5% 9/1/20	1,285,000	1,472,546
5% 9/1/22	500,000	575,900
Corona-Norco Unified School District Spl. Tax Series 2013:
4% 9/1/18	1,405,000	1,521,840
4% 9/1/20	1,665,000	1,825,623
Cupertino California Union School District 4% 8/1/16	1,825,000	1,902,325
East Bay Reg'l. Park District Series 2008 A, 3% 9/1/16	1,000,000	1,032,620
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	567,710
Eastern Muni. Wtr. Ds Wtr. Rev. Series 2011 A, 5% 7/1/18	1,085,000	1,212,705
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	620,177
5% 9/1/22	1,295,000	1,490,662
Fullerton School District:
4% 8/1/16	525,000	547,181
4% 8/1/17	600,000	639,714
5% 8/1/18	500,000	555,625
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/21	5,000,000	5,892,850
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/16	1,030,000	1,086,825
5% 11/1/17	1,080,000	1,170,774
5% 11/1/18	1,135,000	1,254,232
5% 11/1/19	635,000	713,892
5% 11/1/20	670,000	761,897
5% 11/1/21	455,000	518,805
5% 11/1/22	745,000	850,239
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/19	$ 2,000,000	$ 2,172,260
4% 9/2/20	1,000,000	1,093,390
5% 9/2/20	800,000	908,280
5% 9/2/22	750,000	871,935
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/20	500,000	582,440
5% 9/1/21	615,000	723,572
5% 9/1/22	615,000	731,075
5% 9/1/23	1,205,000	1,447,024
Series 2013 A:
5% 9/1/21	1,000,000	1,166,310
5% 9/1/22	2,000,000	2,339,480
5% 9/1/23	1,500,000	1,759,470
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
4% 8/1/15	125,000	125,788
4% 8/1/16	100,000	104,237
4% 8/1/17	175,000	187,598
5% 8/1/19	250,000	288,113
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,504,385
Long Beach Wtr. Rev. Series 2010 A, 3% 5/1/17	1,550,000	1,619,068
Los Alamitos Unified School District 0% 9/1/16 (Escrowed to Maturity)	2,000,000	1,990,320
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.):
5% 9/1/20	500,000	582,715
5% 3/1/21	500,000	585,150
5% 9/1/21	1,270,000	1,491,755
5% 3/1/22	1,000,000	1,182,830
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/18	3,000,000	3,356,970
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/16	5,000,000	5,261,350
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.):
Series 2014 B2, 3% 11/15/20	1,525,000	1,540,204
Series 2014 B3, 2.5% 11/15/20	4,500,000	4,532,940
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/19	$ 5,000,000	$ 5,728,100
Series 2014 B, 5% 7/1/19	450,000	515,529
Los Angeles Gen. Oblig. Series 2009 A, 4% 9/1/15	2,085,000	2,104,662
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2010 D, 5% 11/1/15	1,880,000	1,916,434
Series 2012 C, 5% 3/1/21	5,055,000	5,927,897
Series 2014 A, 5% 5/1/23	475,000	567,649
Series 2014 B, 5% 5/1/23	200,000	239,010
Los Angeles Unified School District:
Series 2002, 5.75% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,561,096
Series 2004 I, 5% 7/1/16	3,180,000	3,339,986
Series 2004 J, 4% 1/1/16	5,800,000	5,927,194
Series 2005 K:
4% 1/1/16	3,860,000	3,944,650
4% 1/1/17	1,760,000	1,855,251
Series 2009 KRY, 5% 7/1/15	5,000,000	5,020,350
Series 2014 B, 5% 7/1/17	20,000,000	21,770,789
Los Angeles Unified School District Ctfs. of Prtn.:
(Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	1,045,000	1,148,810
Series 2012 A, 5% 10/1/19	5,000,000	5,735,050
Los Angeles Wastewtr. Sys. Series 2013 B, 5% 6/1/22	5,000,000	6,014,350
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	5,000,000	5,000,000
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
4% 7/1/15	100,000	100,315
4% 7/1/17	85,000	90,502
Marin County Gen. Oblig. Ctfs. of Prtn.:
3% 8/1/15	1,870,000	1,878,696
3% 8/1/16	1,925,000	1,983,135
3% 8/1/17	1,735,000	1,805,580
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/18	2,000,000	2,219,960
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/15 (FSA Insured)	2,000,000	2,015,380
Mount Diablo Unified School District Series 2011, 4% 2/1/17	525,000	554,458
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012, 5% 9/1/19	1,090,000	1,217,214
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Newport Mesa Unified School District Series 2010:
4% 8/1/16	$ 625,000	$ 651,481
4% 8/1/17	500,000	536,110
North Orange County Cmnty. College District Rev. 5% 8/1/16 (Pre-Refunded to 8/1/15 @ 100)	35,000	35,275
Northern California Pwr. Agcy. Cap. Facilities Rev. Series 2010 A:
3% 8/1/15	1,705,000	1,712,741
4% 8/1/16	1,335,000	1,389,027
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/16	1,940,000	2,035,448
(Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/16	1,000,000	1,049,200
5% 7/1/17	2,750,000	2,986,913
(Lodi Energy Ctr. Proj.) Series 2010 A, 5% 6/1/15	2,295,000	2,295,000
Oakland Unified School District Alameda County:
Series 2007, 5% 8/1/17 (FGIC Insured)	625,000	674,806
Series 2013:
5% 8/1/17	2,250,000	2,429,303
5% 8/1/18	1,000,000	1,100,470
5% 8/1/19	1,000,000	1,121,310
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,867,270
Ohlone Cmnty. College District Series 2010:
4% 8/1/15	300,000	301,884
4% 8/1/17	450,000	481,491
4% 8/1/18	200,000	217,512
Orange County Trans. Auth. Toll Road Rev. Series 2013, 5% 8/15/20	1,440,000	1,684,109
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2009 A, 4% 8/15/15	50,000	50,388
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A:
4% 10/1/15	100,000	101,264
4% 10/1/16	100,000	104,666
4% 10/1/17	420,000	450,223
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B:
4% 6/1/18	1,345,000	1,448,431
4% 6/1/20	1,560,000	1,724,018
Palm Springs Unified School District Series 2011, 4% 8/1/17	2,560,000	2,738,586
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
4% 8/1/15	$ 250,000	$ 251,570
5% 8/1/17	470,000	512,629
5% 8/1/18	505,000	565,681
Pasadena Unified School District Gen. Oblig. Series 2009 A1, 5% 8/1/15	1,000,000	1,007,910
Poway Unified School District Pub. Fing.:
4% 9/1/19	1,000,000	1,086,930
4% 9/1/20	1,170,000	1,246,237
4% 9/15/20	340,000	365,959
4% 9/15/21	325,000	351,208
5% 9/1/21	1,230,000	1,383,233
5% 9/1/22	1,000,000	1,135,580
5% 9/1/23	1,350,000	1,534,235
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
4% 9/1/17	925,000	991,350
5% 9/1/18	650,000	728,579
5% 9/1/19	1,370,000	1,570,691
5% 9/1/20 (FSA Insured)	1,175,000	1,369,380
5% 9/1/21 (FSA Insured)	1,000,000	1,176,540
5% 9/1/22 (FSA Insured)	1,400,000	1,667,330
Rancho Santiago Cmnty. College District 5% 9/1/16 (Pre-Refunded to 9/1/15 @ 100)	45,000	45,538
Riverside Swr. Rev.:
5% 8/1/22 (a)	2,160,000	2,542,018
5% 8/1/24 (a)	1,500,000	1,783,125
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/19	3,655,000	4,108,366
Riverside County Palm Desert (County Facilities Proj.) Series 2008 A, 6% 5/1/22	2,760,000	3,136,160
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,250,000	1,377,663
Series 1993 B, 5.4% 11/1/20	2,855,000	3,146,581
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009, 5% 7/1/16	1,275,000	1,335,881
Sacramento County (Pub. Facilities Proj.) 5% 2/1/16	3,000,000	3,077,430
Sacramento Muni. Util. District Elec. Rev. Series 2011 X:
5% 8/15/19	1,465,000	1,685,190
5% 8/15/20	5,500,000	6,450,345
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800,000	2,808,260
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Sacramento Pwr. Auth. Cogeneration Proj. Rev.: - continued
Series 2005, 5% 7/1/19 (AMBAC Insured)	$ 2,900,000	$ 2,908,265
San Bernardino Cmnty. College District Series A:
5% 8/1/16	215,000	226,573
5% 8/1/17	150,000	163,368
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A, 5% 8/1/15	5,000,000	5,038,050
Series 2009 B, 5.25% 8/1/19	3,285,000	3,692,373
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (FSA Insured)	1,150,000	1,355,586
5% 8/1/22 (FSA Insured)	1,500,000	1,788,870
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	3,866,694
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/19	3,000,000	3,406,290
San Diego County Calif Wtr. Auth. Series 2011 S1, 5% 7/1/16	5,000,000	5,230,600
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B:
5% 10/15/23	1,355,000	1,614,916
5% 10/15/25	1,605,000	1,923,946
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 D, 5% 5/1/17 (FSA Insured)	5,000,000	5,399,450
San Francisco City & County Gen. Oblig. (San Francisco Gen. Hosp. Impt. Proj.) Series 2010 A, 5% 6/15/16	11,110,000	11,645,946
San Francisco City & County Redev. Agcy. Successor:
(San Francisco Redev. Projs.) Series 2014 C:
4% 8/1/17	2,400,000	2,560,992
5% 8/1/18	2,500,000	2,788,825
5% 8/1/20	1,000,000	1,162,380
5% 8/1/21	1,000,000	1,174,330
5% 8/1/22	175,000	207,550
5% 8/1/19	2,050,000	2,339,235
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Projs.) Series 2009 B, 5% 8/1/16	1,095,000	1,141,395
Series 2007 B, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,640,000	3,829,389
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A, 3% 8/1/16	$ 800,000	$ 818,608
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 D:
5% 11/1/16	3,355,000	3,567,506
5% 11/1/16 (Escrowed to Maturity)	1,090,000	1,161,439
San Jacinto Unified School District:
Series 2014 A, 5% 8/1/22 (FSA Insured)	325,000	385,925
Series 2014:
5% 8/1/20 (FSA Insured)	165,000	191,793
5% 8/1/21 (FSA Insured)	150,000	176,054
5% 8/1/23 (FSA Insured)	400,000	479,604
5% 8/1/24 (FSA Insured)	750,000	904,695
San Joaquin County Ctfs. of Prtn. 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280,000	1,391,245
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22	1,100,000	1,317,580
Series 2013 A, 4% 6/1/21	1,000,000	1,126,300
San Mateo Redev. Agcy. Tax Series 2007 A, 5% 8/1/16 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,135,621
San Mateo-Foster City School District:
3% 8/15/15	405,000	407,333
5% 8/15/20	2,510,000	2,917,775
5% 8/15/21	7,105,000	8,369,051
San Pablo Calif Redev. Agcy. Series 2014 A:
4% 6/15/19 (FSA Insured)	380,000	415,484
5% 6/15/20 (FSA Insured)	1,000,000	1,153,840
5% 6/15/21 (FSA Insured)	500,000	582,995
5% 6/15/22 (FSA Insured)	1,000,000	1,178,670
5% 6/15/23 (FSA Insured)	630,000	750,040
San Ramon Valley Union School District Series 2012, 4% 8/1/20	3,620,000	4,081,224
Santa Clara County Fing. Auth. Lease Rev. Series 2010 N, 5% 5/15/16	1,000,000	1,043,770
Santa Monica Calif Pub. Fin. Rev. Series 2011 A:
4% 6/1/19	880,000	974,002
4% 6/1/20	770,000	863,478
Santa Monica Cmnty. College District Gen. Oblig. Series 2010 A, 5% 8/1/15	250,000	251,978
Semitropic Impt. District Wtr. Storage Rev. Series 2009 A, 5% 12/1/15	300,000	306,780
Municipal Bonds - continued
	Principal Amount	Value
California - continued
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/18	$ 1,000,000	$ 1,109,930
5% 8/15/21	750,000	861,690
5% 8/15/22	750,000	865,673
South Placer Wastewtr. Auth. Rev. Series C, 4% 11/1/15	1,135,000	1,152,808
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2013 A, 5% 7/1/21	5,000,000	5,955,250
Stockton Unified School District Gen. Oblig.:
Series 2011, 5% 7/1/20 (FSA Insured)	1,575,000	1,809,423
5% 7/1/21 (FSA Insured)	1,200,000	1,395,348
5% 7/1/22 (FSA Insured)	1,220,000	1,434,866
Sweetwater Union High School District:
4.5% 9/1/17	500,000	539,785
5% 9/1/19	1,000,000	1,140,280
5% 9/1/20	1,000,000	1,158,350
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22 (Pre-Refunded to 8/1/19 @ 100)	1,250,000	1,459,525
Series 2008 Z:
5.25% 8/1/18	1,000,000	1,132,240
5.375% 8/1/22 (Pre-Refunded to 8/1/19 @ 100)	1,750,000	2,043,335
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G, 5% 5/15/17	900,000	974,268
Univ. of California Revs.:
(Ltd. Proj.) Series 2010 E, 4% 5/15/17	1,150,000	1,223,830
Series 2009 O:
5% 5/15/17	950,000	1,029,943
5% 5/15/17 (Escrowed to Maturity)	50,000	54,116
Series S:
5% 5/15/16	1,780,000	1,860,171
5% 5/15/16 (Escrowed to Maturity)	5,000	5,223
Upland Gen. Oblig. Ctfs. of Prtn.:
5% 1/1/16	1,000,000	1,022,040
5% 1/1/17	2,115,000	2,229,295
5% 1/1/18	2,220,000	2,377,220
Vacaville Unified School District Series 2014 C:
3% 8/1/16 (Build America Mutual Assurance Insured)	940,000	968,501
4% 8/1/17 (Build America Mutual Assurance Insured)	1,030,000	1,098,402
5% 8/1/19 (Build America Mutual Assurance Insured)	1,255,000	1,433,160
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Vacaville Unified School District Series 2014 C: - continued
5% 8/1/21 (Build America Mutual Assurance Insured)	$ 1,530,000	$ 1,801,575
Walnut Energy Ctr. Auth. Rev. Series 2014 A:
5% 1/1/20	250,000	289,770
5% 1/1/21	250,000	293,723
5% 1/1/22	350,000	416,549
Washington Township Health Care District Rev.:
Series 2009 A:
5% 7/1/15	520,000	521,804
5% 7/1/16	200,000	208,420
Series 2010 A, 5% 7/1/17	1,000,000	1,075,600
West Contra Costa Unified School District:
Series 2012 B:
3% 8/1/16	1,000,000	1,030,320
4% 8/1/17	850,000	908,344
Series 2014 A:
4% 8/1/17	1,200,000	1,282,368
4% 8/1/20	2,715,000	3,039,361
4% 8/1/21	1,355,000	1,524,714
5% 8/1/18	2,630,000	2,943,417
5% 8/1/19	2,325,000	2,666,217
5% 8/1/22	575,000	686,579
5% 8/1/23	1,500,000	1,808,415
Series 2015 B, 5% 8/1/19	1,290,000	1,479,320
5% 8/1/18 (FSA Insured)	1,500,000	1,678,755
5% 8/1/19 (FSA Insured)	1,500,000	1,720,140
Wiseburn Unified School District Series 2015 B:
2% 8/1/15	230,000	230,685
3% 8/1/16	2,310,000	2,380,039
4% 8/1/17	2,485,000	2,652,812
5% 8/1/18	2,680,000	2,994,042
5% 8/1/19	2,925,000	3,346,610
5% 8/1/21	1,690,000	1,993,203
		743,833,808
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,741,515
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 5% 10/1/15	600,000	607,800
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
(Sr. Lien/Working Cap. Proj.) Series 2010 A, 5% 10/1/16	$ 1,000,000	$ 1,047,280
Series 2009 B, 5% 10/1/16	2,000,000	2,094,560
		3,749,640
TOTAL INVESTMENT PORTFOLIO - 96.1% (Cost $732,964,045)	749,324,963
NET OTHER ASSETS (LIABILITIES) - 3.9%	30,115,705
NET ASSETS - 100%	$ 779,440,668
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $732,964,045. Net unrealized appreciation aggregated $16,360,918, of which $16,973,385 related to appreciated investment securities and $612,467 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® California Municipal

Income Fund

May 31, 2015

1.802197.111

CFL-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount (000s)	Value (000s)
California - 98.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16 (Pre-Refunded to 8/1/15 @ 102)	$ 380	$ 390
5% 8/1/18 (Pre-Refunded to 8/1/15 @ 102)	330	339
5% 8/1/19 (Pre-Refunded to 8/1/15 @ 102)	555	570
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,513
Series 2012 A:
5% 8/1/24	1,050	1,212
5% 8/1/25	1,245	1,428
5% 8/1/27	300	340
5% 8/1/28	400	451
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,445
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,846
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
0% 10/1/19	8,550	7,561
5.3% 10/1/23 (AMBAC Insured)	935	1,013
5.4% 10/1/24 (AMBAC Insured)	4,585	4,977
5.45% 10/1/25 (AMBAC Insured)	5,160	5,607
Series 2013 A:
5% 10/1/24	7,750	9,269
5% 10/1/25	5,245	6,225
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,918
5% 12/1/20 (AMBAC Insured)	2,810	3,098
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	2,233
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,880	1,895
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,175
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,180
0% 9/1/22 (FSA Insured)	5,150	4,183
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,483
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,169
Auburn Union School District Ctfs. of Prtn.:
5% 6/1/38 (Assured Guaranty Corp. Insured)	910	939
5% 6/1/38 (Pre-Refunded to 6/1/16 @ 100)	4,705	4,925
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,604
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
1.5%, tender 4/2/18 (c)	1,000	1,007
1.875%, tender 4/1/19 (c)	6,250	6,303
Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	5,500	6,397
Series 2014 E, 2% 4/1/34	6,000	6,036
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,868
5% 6/1/25	4,355	5,179
5% 6/1/27	2,755	3,233
5% 6/1/28	3,045	3,541
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,260
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,375
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,424
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	5,196
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	949
0% 8/1/18 (AMBAC Insured)	2,000	1,837
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,792
Series AI, 5% 12/1/25	2,700	3,195
California Dept. of Wtr. Resources Pwr. Supply Rev. 5% 5/1/22	5,000	6,003
California Econ. Recovery Series 2009 A:
5% 7/1/19 (Escrowed to Maturity)	1,725	1,983
5% 7/1/22	3,800	3,989
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	13,130	15,223
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	7,480	8,672
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	$ 1,000	$ 1,099
6% 3/1/38	1,000	1,096
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,260
Series 2010 A, 5% 10/1/25	5,860	6,671
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,234
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,838
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,426
Series 2009, 5% 1/1/39	2,700	2,989
5% 2/1/16	1,270	1,301
5% 2/1/16 (Escrowed to Maturity)	330	340
5% 2/1/17	790	834
5% 2/1/17 (Escrowed to Maturity)	210	225
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	949
4% 9/1/21	1,000	1,095
4% 9/1/22	740	806
4% 9/1/23	1,080	1,172
4% 9/1/24	1,125	1,215
5% 9/1/19	400	456
5% 9/1/39	5,000	5,579
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2015, 5% 3/1/27	33,665	40,099
4.5% 8/1/30	3,250	3,419
5% 9/1/17 (Pre-Refunded to 3/1/16 @ 100)	750	776
5% 3/1/19	3,000	3,322
5% 9/1/21	1,000	1,185
5% 2/1/22	9,400	11,157
5% 8/1/22	1,500	1,602
5% 10/1/22	1,355	1,561
5% 11/1/22	1,600	1,752
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,067
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 12/1/22	$ 3,500	$ 3,854
5% 3/1/26	2,800	2,890
5% 6/1/26 (Pre-Refunded to 6/1/15 @ 100)	2,600	2,600
5% 10/1/26	6,065	7,264
5% 6/1/31 (Pre-Refunded to 6/1/15 @ 100)	2,000	2,000
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 10/1/17	105	107
5.25% 9/1/23	7,200	8,680
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	4,008
5.25% 3/1/38	11,375	12,411
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,841
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,925
5.5% 11/1/39	1,810	2,076
6% 4/1/18	1,570	1,784
6% 3/1/33	20,050	24,187
6% 4/1/38	1,190	1,394
6.5% 4/1/33	11,650	13,900
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	1,060	1,064
Series 2008 L, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	1,585	1,591
Series 2009 E, 5.625% 7/1/25	11,000	12,633
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,889
5% 11/15/23	2,000	2,301
5% 11/15/24	4,500	5,126
5% 11/15/34	3,150	3,402
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,271
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	106
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	4,910	5,779
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	$ 3,000	$ 3,329
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,411
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,543
Series 2008 A3, 5.5% 11/15/40	3,090	3,649
Series 2011 A, 5% 3/1/20	3,250	3,754
Series 2011 D:
5% 8/15/22	900	1,061
5% 8/15/23	700	823
5% 8/15/24	1,250	1,462
5% 8/15/25	2,000	2,324
5% 2/1/40	5,000	5,494
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,039
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,177
5% 12/1/32	1,000	1,078
5% 12/1/42	3,000	3,197
California Muni. Fin. Auth. Ctfs. of Prtn.:
(Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,609
5.25% 2/1/37	2,500	2,632
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	338
5% 7/1/20	500	569
5.125% 7/1/23	1,150	1,286
5.75% 7/1/40	5,155	5,655
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,168
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(U.S.A. Waste Svcs., Inc. Proj.) Series 1998 A, 1.5% 6/1/18 (d)	1,920	1,937
Bonds (Waste Mgmt., Inc. Proj.):
Series 2002 C, 3.25%, tender 6/3/24 (c)(d)	7,500	7,803
Series 2005 A1, 0.37%, tender 7/1/15 (c)(d)	40,000	40,009
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/24	5,400	5,418
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	$ 4,400	$ 4,416
(California State Univ. Proj.) Series 2006 G:
5% 11/1/20	1,825	1,932
5% 11/1/21	2,020	2,138
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,650
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,018
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,999
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,455	2,504
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,126
Series 2011 C:
5% 10/1/27	9,530	10,988
5.25% 10/1/24	4,170	4,969
5.25% 10/1/25	2,875	3,401
5.75% 10/1/31	4,000	4,738
(Dept. of Corrections State Prison Proj.):
Series 1993 E:
5.5% 6/1/15 (Escrowed to Maturity)	220	220
5.5% 6/1/15 (Escrowed to Maturity)	440	440
Series A, 5% 12/1/19	3,115	3,415
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15 (Escrowed to Maturity)	1,945	1,945
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	1,160	1,160
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,909
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,851
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,585
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,924
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,732
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(UC Irvine Med. Ctr. Replacement Hosp. Proj.) Series 2008 A, 5% 3/1/33 (Pre-Refunded to 3/1/18 @ 100)	$ 1,625	$ 1,800
(Univ. of California Research Proj.) Series 2006 E:
5% 10/1/23 (Pre-Refunded to 10/1/16 @ 100)	2,410	2,562
5.25% 10/1/21 (Pre-Refunded to 10/1/16 @ 100)	2,900	3,092
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	2,028
5% 9/1/24	1,865	2,225
(Various Cap. Projs.):
Series 2012 A, 5% 4/1/24	1,000	1,176
Series 2012 A, 5% 4/1/25	5,300	6,192
Series 2012 G, 5% 11/1/25	2,500	2,944
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,536
5% 12/1/23	2,800	3,296
Series 2009 G1, 5.75% 10/1/30	1,800	2,105
Series 2009 I:
5.5% 11/1/23	1,535	1,789
6.125% 11/1/29	1,200	1,430
6.25% 11/1/21	2,000	2,410
6.375% 11/1/34	3,000	3,598
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,300
5.75% 11/1/28	6,525	7,618
6% 11/1/40	7,240	8,470
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,030	5,382
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,405
(Daughters of Charity Health Sys. Proj.) Series 2003 A, 5.25% 7/1/35	2,090	1,774
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	132
5% 8/15/19	50	56
5.75% 8/15/38	3,000	3,365
6.25% 8/15/33	2,500	2,854
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,372
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Kaiser Permanente Health Sys. Proj.): - continued
Series 2007 A:
4.75% 4/1/33	$ 2,000	$ 2,106
5% 4/1/31	4,900	5,198
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,255	10,265
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,872
Series 2005 A, 5.25% 7/1/30	3,320	2,834
Series 2005 H, 5.25% 7/1/25	5,065	4,343
5.375% 6/1/26	2,520	2,947
6% 6/1/33	3,020	3,624
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/16	1,365	1,360
0% 5/1/17	1,155	1,138
0% 5/1/18	1,335	1,288
0% 5/1/19	1,000	946
0% 5/1/34 (a)	5,300	4,891
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,698
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,092
5% 11/1/25 (AMBAC Insured)	3,820	4,168
5% 11/1/33 (AMBAC Insured)	5,000	5,412
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,807
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,308
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,696
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23	1,500	1,744
5% 3/1/24	2,000	2,323
5% 3/1/25	2,000	2,318
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	645	731
5% 9/1/28	1,250	1,391
5% 9/1/32	1,125	1,242
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Corona-Norco Unified School District: - continued
Series 2013 A: - continued
5% 9/1/35	$ 585	$ 636
Series A:
5% 8/1/22 (FSA Insured)	1,470	1,600
5% 8/1/25 (FSA Insured)	1,435	1,559
5% 8/1/26 (FSA Insured)	2,000	2,171
5% 8/1/27 (FSA Insured)	1,785	1,934
5% 8/1/31 (FSA Insured)	5,000	5,398
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,864
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,744
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,031
Cupertino California Union School District 5% 8/1/19	1,120	1,290
Davis Spl. Tax Rev. Series 2007:
5% 9/1/15 (AMBAC Insured)	725	732
5% 9/1/18 (AMBAC Insured)	835	896
5% 9/1/20 (AMBAC Insured)	925	987
5% 9/1/22 (AMBAC Insured)	1,020	1,081
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,327
5% 6/1/28	2,000	2,305
5% 6/1/29	1,650	1,889
5% 6/1/30	2,500	2,832
5% 6/1/31	1,750	1,971
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,223
6% 3/1/20 (FSA Insured)	1,000	1,122
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,588
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,425
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,739
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,091
0% 10/1/25 (AMBAC Insured)	1,665	1,032
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	860
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	$ 5,655	$ 2,706
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,584
0% 11/1/16 (Escrowed to Maturity)	3,500	3,483
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,637
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,139
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,429
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,037
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,887
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,900
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	10,923
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Pre-Refunded to 8/1/16 @ 100)	1,000	1,057
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2007 A1, 5% 6/1/15	1,000	1,000
Series 2013 A, 5% 6/1/30	6,000	6,775
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,579
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,926
5% 9/2/23	1,000	1,172
5% 9/2/24	825	956
5% 9/2/25	500	580
5% 9/2/26	800	915
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/24	1,200	1,453
5% 9/1/25	1,700	2,038
5% 9/1/26	1,860	2,206
5% 9/1/27	1,725	2,028
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
La Quinta Redev. Agcy.: - continued
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A: - continued
5% 9/1/28	$ 1,000	$ 1,166
5% 9/1/29	1,250	1,447
Series 2013 A:
5% 9/1/24	3,830	4,471
5% 9/1/25	4,085	4,726
5% 9/1/26	4,105	4,730
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	2,014
5% 8/15/28	1,960	2,225
5% 8/15/29	4,225	4,770
5% 8/15/30	4,555	5,115
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	478
5% 8/1/22	450	528
5% 8/1/23	485	567
5% 8/1/24	1,000	1,166
5% 8/1/26	1,370	1,594
5% 8/1/28	760	880
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	3,476
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38 (Pre-Refunded to 12/1/17 @ 100)	4,400	5,185
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,152
5% 8/1/25	1,000	1,143
5% 8/1/26	1,000	1,136
5% 8/1/27	1,000	1,127
5% 8/1/28	1,000	1,116
5% 8/1/29	1,000	1,110
5% 8/1/30	1,000	1,105
5% 8/1/31	1,000	1,101
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,320
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	366
0% 6/1/28 (FSA Insured)	2,995	1,886
0% 6/1/31 (Escrowed to Maturity)	1,465	897
0% 6/1/31 (FSA Insured)	8,285	4,390
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	$ 2,735	$ 3,173
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,683
Series A, 5.75% 8/1/33	2,800	3,304
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,025	11,914
Series 2009 A, 5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,168
Series 2010 C, 5.25% 8/1/39	1,300	1,510
Series 2015 A, 5% 8/1/29	7,000	8,243
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,833
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,376
5% 3/1/23	1,600	1,904
(Disney Parking Proj.):
0% 3/1/18	3,000	2,875
0% 3/1/19	3,200	2,996
0% 3/1/20	1,000	909
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21	6,200	7,377
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,443
Los Angeles Dept. Arpt. Rev.:
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,042
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,151
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,464
Series 2015 A:
5% 5/15/24 (d)	795	938
5% 5/15/25 (d)	2,250	2,666
5% 5/15/26 (d)	1,705	1,996
5% 5/15/27 (d)	1,250	1,447
5% 5/15/28 (d)	1,250	1,435
5% 5/15/29 (d)	1,575	1,798
5% 5/15/30 (d)	1,400	1,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	$ 1,395	$ 1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A:
5% 7/1/28	3,400	4,015
5% 7/1/30	19,905	23,215
Series A2, 5% 7/1/25 (Pre-Refunded to 7/1/15 @ 100)	2,800	2,811
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	5,625	6,303
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,093
Series 2012 C, 5% 3/1/26	3,000	3,425
Series 2014 A:
5% 5/1/24	325	390
5% 5/1/25	540	642
5% 5/1/29	500	576
5% 5/1/30	1,000	1,144
5% 5/1/31	1,555	1,765
Series 2014 B:
5% 5/1/24	200	240
5% 5/1/25	225	267
5% 5/1/29	500	576
5% 5/1/30	400	456
5% 5/1/31	400	452
Los Angeles Unified School District:
Series 2007 A1, 4.5% 1/1/28	6,900	7,364
Series 2011 A1, 5% 7/1/21	7,110	8,432
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	10,000	11,608
Series 2012 B, 5% 6/1/28	4,800	5,566
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,190	1,344
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,817
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	554
5% 7/1/39	4,095	4,460
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,626
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,100	$ 898
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,680
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,947
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,647
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,680
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,212
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,318
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,142
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	1,095
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,910
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	933
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,900
5% 9/1/25	1,000	1,138
5% 9/1/26	1,155	1,309
Murrieta Valley Unified School District Series 2008, 0% 9/1/32 (FSA Insured)	5,000	2,309
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,553
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	1,702
12% 8/1/17 (FSA Insured)	1,000	1,238
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,776
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,054
5% 9/1/17 (AMBAC Insured)	2,735	2,933
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	4,829
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	$ 5,700	$ 2,609
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39 (Pre-Refunded to 1/15/19 @ 100)	3,000	3,535
Series 2012, 5% 1/15/25	3,460	3,975
Series 2015 A:
5% 1/15/28 (b)	1,225	1,435
5% 1/15/29 (b)	1,650	1,916
5% 1/15/30 (b)	1,665	1,921
5% 1/15/31 (b)	1,520	1,745
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	895	995
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23	2,810	3,248
6.5% 8/1/24	1,220	1,402
Series 2013:
6.25% 8/1/30	1,500	1,751
6.625% 8/1/38	5,000	5,901
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,440
5% 2/1/23	5,000	5,799
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	2,494
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,741
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,786
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	860
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,062
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,381
Series 2011 O, 5% 5/1/22 (d)	4,500	5,181
Series 2012 P:
5% 5/1/22 (d)	2,500	2,938
5% 5/1/24 (d)	2,820	3,261
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	$ 12,800	$ 6,336
Series 2011, 0% 8/1/46	10,150	2,543
Series B:
0% 8/1/33	4,840	2,283
0% 8/1/35	9,000	3,780
0% 8/1/37	6,325	2,395
0% 8/1/38	20,710	7,456
0% 8/1/40	11,665	3,751
0% 8/1/41	5,130	1,549
Poway Unified School District Pub. Fing.:
3.5% 9/1/31	780	742
5% 9/15/26	940	1,054
5% 9/1/33	1,750	1,884
5% 9/1/34	1,230	1,319
5% 9/1/35	1,585	1,695
5% 9/1/36	1,410	1,502
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,086
5% 9/1/26 (FSA Insured)	1,350	1,598
5% 9/1/27 (FSA Insured)	1,700	1,994
5% 9/1/28 (FSA Insured)	1,700	1,977
5% 9/1/29 (FSA Insured)	1,850	2,134
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,820	3,907
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,193
Riverside Swr. Rev.:
5% 8/1/26 (b)	1,710	2,017
5% 8/1/27 (b)	1,725	2,005
5% 8/1/28 (b)	1,935	2,222
5% 8/1/29 (b)	2,330	2,658
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	120	120
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	130	130
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,774
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Trans. Commission Toll Rev.:
Series 2013 A:
5.75% 6/1/44	$ 2,500	$ 2,859
5.75% 6/1/48	5,000	5,700
Series 2013 B:
0% 6/1/41	5,000	1,406
0% 6/1/42	6,000	1,599
0% 6/1/43	6,500	1,645
Rocklin Unified School District Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	2,075
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	4,814
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	4,827
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,654
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	4,197
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,186
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,173
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,204
Sacramento City Fing. Auth. Rev.:
(Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	7,702
Series A, 0% 12/1/26 (FGIC Insured)	6,000	3,823
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/27	2,800	3,283
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,808
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	2,908
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,380
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	10,914
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,469
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,323
5% 8/1/24 (FSA Insured)	1,250	1,484
5% 8/1/25 (FSA Insured)	2,000	2,352
5% 8/1/27 (FSA Insured)	2,000	2,308
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,316
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	$ 3,300	$ 3,833
San Diego County Ctfs. of Prtn. (North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,042
5% 11/15/17 (AMBAC Insured)	2,000	2,042
5% 11/15/18 (AMBAC Insured)	2,000	2,041
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005, 5.25% 7/1/16 (Escrowed to Maturity) (d)	1,400	1,470
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	2,015
Series 2015 A, 5% 10/15/44	4,005	4,381
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,694
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	4,048
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,190
Series 2008 C:
0% 7/1/37	1,300	487
0% 7/1/40	15,985	5,135
0% 7/1/46	13,505	3,188
0% 7/1/47	4,000	893
Series 2008 E, 0% 7/1/47 (a)	8,700	4,311
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	4,100	4,113
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,518
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,883
Series 2014 A:
5% 5/1/40 (d)	1,865	2,017
5% 5/1/44 (d)	8,390	9,033
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,153
6.625% 8/1/39	1,000	1,180
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	885	940
5% 8/1/19	1,115	1,261
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A: - continued
5% 8/1/21	$ 800	$ 913
5% 8/1/23	1,000	1,134
5% 8/1/24	750	848
San Jacinto Unified School District:
Series 2007, 5.25% 8/1/32 (Pre-Refunded to 8/1/17 @ 100)	3,080	3,380
Series 2014:
5% 8/1/25 (FSA Insured)	875	1,042
5% 8/1/26 (FSA Insured)	1,055	1,243
5% 8/1/27 (FSA Insured)	1,250	1,459
5% 8/1/28 (FSA Insured)	1,250	1,445
5% 8/1/29 (FSA Insured)	3,150	3,602
5% 8/1/30 (FSA Insured)	4,070	4,599
5% 8/1/31 (FSA Insured)	650	733
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,060
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,977
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,909
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,158
5% 6/1/26	3,000	3,531
5% 6/1/33	9,035	10,263
San Jose Int'l. Arpt. Rev.:
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,261
5% 3/1/24 (AMBAC Insured) (d)	9,690	10,215
5% 3/1/37 (AMBAC Insured) (d)	10,000	10,399
Series 2014 A:
5% 3/1/19 (d)	500	560
5% 3/1/20 (d)	3,500	3,987
5% 3/1/21 (d)	2,750	3,160
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,209
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,989
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Marcos Unified School District Series 2010 A, 5% 8/1/38	$ 5,000	$ 5,564
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,880
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,094
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,603
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,099
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,052
San Mateo-Foster City School District:
5% 8/15/22	7,755	9,250
5% 8/1/23	8,100	9,765
San Pablo Calif Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	978
5% 6/15/26 (FSA Insured)	860	1,009
5% 6/15/27 (FSA Insured)	1,770	2,053
5% 6/15/28 (FSA Insured)	1,865	2,141
5% 6/15/29 (FSA Insured)	1,780	2,016
5% 6/15/30 (FSA Insured)	1,150	1,290
5% 6/15/31 (FSA Insured)	1,000	1,118
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,329
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,189
Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	8,000	8,865
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,617
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,580
0% 9/1/22 (AMBAC Insured)	2,900	2,390
0% 9/1/25 (AMBAC Insured)	6,800	4,917
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	645
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,931
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/26 (FSA Insured)	2,680	2,700
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	$ 1,000	$ 1,150
5% 8/15/26	1,975	2,248
5% 8/15/27	700	795
5% 8/15/28	1,000	1,132
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25 (Pre-Refunded to 7/1/18 @ 100)	5,450	6,261
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,642
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	357
5% 8/1/25 (FSA Insured)	750	884
5% 8/1/27 (FSA Insured)	265	307
5% 8/1/28 (FSA Insured)	510	585
5% 8/1/38 (FSA Insured)	2,500	2,712
5% 8/1/42 (FSA Insured)	4,650	5,011
5% 7/1/23 (FSA Insured)	1,270	1,482
5% 7/1/24 (FSA Insured)	1,350	1,563
5% 7/1/25 (FSA Insured)	1,060	1,219
5% 7/1/26 (FSA Insured)	1,110	1,262
5% 7/1/27 (FSA Insured)	1,065	1,203
5% 1/1/29 (FSA Insured)	600	669
Sweetwater Union High School District:
Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,388
5% 9/1/21	4,705	5,499
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	5,994
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,356
6% 6/1/22	1,100	1,104
Torrance Unified School District Series 2008 Z, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	5,000	5,964
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,697
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,391
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	946
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,547
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Regents Med. Ctr. Pool Rev.:
Series 2010 G:
4% 5/15/19	$ 1,305	$ 1,444
4% 5/15/20	615	688
5% 5/15/19	2,830	3,241
Series 2013 J, 5% 5/15/48	7,300	7,990
Univ. of California Revs.:
(Ltd. Proj.) Series 2007 D, 5% 5/15/25 (Pre-Refunded to 5/15/16 @ 101)	4,250	4,484
Series 2009 O, 5.75% 5/15/34 (Pre-Refunded to 5/15/19 @ 100)	9,900	11,633
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,119
5% 8/1/24 (Build America Mutual Assurance Insured)	1,045	1,267
5% 8/1/25 (Build America Mutual Assurance Insured)	1,165	1,400
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,541
5% 8/1/30	6,710	7,766
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	7,700	8,757
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,179
5% 11/1/25	1,000	1,171
5% 11/1/26	1,000	1,162
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,272
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,524
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,356
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	624
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,404
5.5% 8/1/38	1,500	1,741
5.5% 8/1/40	5,000	5,765
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,393
6.25% 7/1/39	7,015	7,950
Series 2010 A, 5.5% 7/1/38	3,100	3,312
Series A:
5% 7/1/23	1,460	1,559
5% 7/1/25	1,665	1,774
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	$ 1,500	$ 1,697
Series 2012, 5% 8/1/32	8,265	9,261
Series 2014 A:
5% 8/1/23	365	440
5% 8/1/24	2,195	2,656
5% 8/1/25	2,555	3,045
5% 8/1/26	2,550	3,009
5% 8/1/27	1,150	1,346
5% 8/1/28	1,000	1,162
5% 8/1/29	1,675	1,933
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	2,030
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,611
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,753
		1,870,969
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18	1,565	1,680
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,617
Series 2009 B, 5% 10/1/25	1,500	1,655
		3,272
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $1,734,700)	1,875,921
NET OTHER ASSETS (LIABILITIES) - 1.2%	22,394
NET ASSETS - 100%	$ 1,898,315
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $1,733,325,000. Net unrealized appreciation aggregated $142,596,000, of which $146,794,000 related to appreciated investment securities and $4,198,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 30, 2015